RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Advances From Affiliate [Line Items]
Advances From Affiliate Of General Partner	$ 0	$ 635,362
Series Fifteen [Member]
Advances From Affiliate [Line Items]
Advances From Affiliate Of General Partner	0	0
Series Sixteen [Member]
Advances From Affiliate [Line Items]
Advances From Affiliate Of General Partner	0	0
Series Seventeen [Member]
Advances From Affiliate [Line Items]
Advances From Affiliate Of General Partner	0	635,362
Series Eighteen [Member]
Advances From Affiliate [Line Items]
Advances From Affiliate Of General Partner	0	0
Series Nineteen [Member]
Advances From Affiliate [Line Items]
Advances From Affiliate Of General Partner	$ 0	$ 0